Derivative Instruments (Gross Notional Amount and Fair Value of Derivatives Contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Notional	$ 687,970	$ 683,871
Gross Fair Value Assets	17,796	28,685
Gross Fair Value Liabilities	(21,829)	(21,498)
Derivatives Designated as Hedge Accounting Instruments:
Derivative [Line Items]
Notional	117,015	124,950
Gross Fair Value Assets	14,281	4,416
Gross Fair Value Liabilities	(516)	(291)
Derivatives Designated as Hedge Accounting Instruments: | Foreign Currency Swaps
Derivative [Line Items]
Notional	117,015	124,950
Gross Fair Value Assets	14,281	4,416
Gross Fair Value Liabilities	(516)	(291)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Derivative [Line Items]
Notional	570,955	558,921
Gross Fair Value Assets	3,515	24,269
Gross Fair Value Liabilities	(21,313)	(21,207)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Interest Rate Swaps
Derivative [Line Items]
Notional	30,200	30,200
Gross Fair Value Assets	0	2,757
Gross Fair Value Liabilities	(383)	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Credit Default Swaps
Derivative [Line Items]
Notional	0	0
Gross Fair Value Assets	0	0
Gross Fair Value Liabilities	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Foreign Currency Swaps
Derivative [Line Items]
Notional	24,035	35,204
Gross Fair Value Assets	2,957	2,685
Gross Fair Value Liabilities	0	(637)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Foreign Currency Forwards
Derivative [Line Items]
Notional	7,520	4,667
Gross Fair Value Assets	3	66
Gross Fair Value Liabilities	(368)	(9)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Equity Options
Derivative [Line Items]
Notional	509,200	488,850
Gross Fair Value Assets	555	18,761
Gross Fair Value Liabilities	$ (20,562)	$ (20,561)